245 Summer Street

Fidelity® Investments

Boston, MA 02210

April 1, 2016

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:	Fidelity New York Municipal Trust (the trust): File Nos. 002-83295 and 811-03723 Fidelity New York Municipal Income Fund (the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Marc Bryant

Marc Bryant

Secretary of the Trust